Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets consisted of the following:

	As at December 31,	As at December 31,
USD'000	2024	2023
Intangible assets subject to amortization:
Patents	2,281	2,281
License agreements	1,699	1,699
Other intangibles	923	923
Total intangible assets, gross	4,903	4,903
Accumulated amortization for:
Patents	(2,281)	(2,281)
License agreements	(1,699)	(1,699)
Other intangibles	(923)	(923)
Total accumulated amortization	(4,903)	(4,903)
Total intangible assets subject to amortization, net	—	—
Total intangible assets, net	—	—
Amortization charge for the year	—	1